Cash flow information - Additional information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	¥ 7,263	¥ 7,968
Newlink Technology Limited [Member]
Disclosure of Cash Flow Information [Line Items]
Cash advances and loans from related parties	27,200	264,600
Office Building [Member]
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	3,154
Office Building [Member] | Non-cash transactions [Member]
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	7,300	8,000
Charging stations [Member]
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	4,109	7,968
Charging stations [Member] | Non-cash transactions [Member]
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	¥ 7,300	¥ 8,000